Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive loss CNY (¥)	Accumulated Other Comprehensive loss USD ($)	Subscription Receivables CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017	¥ 9,571		¥ 2,429,559				¥ 311,038		¥ 1,468,708		¥ (93,108)		¥ (248,717)	¥ 111,342		¥ 3,988,393
Balance (in Shares) at Dec. 31, 2017 | shares	1,300,191,084	1,300,191,084
Net income									609,915					7,180		617,095
Foreign currency translation											1,581		(11,775)			(10,194)
Exercise of share options	¥ 12		3,274													3,286
Exercise of share options (in Shares) | shares	1,760,000	1,760,000
Repurchase of ordinary shares from shareholder (Note 13)			(1,464,163)		¥ (960)											(1,465,123)
Repurchase of ordinary shares from shareholder (Note 13) (in Shares) | shares					150,000,000	150,000,000
Repurchase of ordinary shares from open market (Note 20)			(251,024)		¥ (196)											¥ (251,220)
Repurchase of ordinary shares from open market (Note 20) (in Shares) | shares					28,475,480	28,475,480										178,475,480	178,475,480
Provision for statutory reserves							169,843		(169,843)
Subscription receipt													260,492			260,492
Distribution of dividend			(280,470)						(108,791)					(4,979)		(394,240)
Share of other comprehensive loss of affiliates											(1,763)					(1,763)
Balance at Dec. 31, 2018	¥ 9,583		437,176		¥ (1,156)		480,881		1,799,989		(93,290)			113,543		2,746,726
Balance as of December 31, 20 (in Shares) at Dec. 31, 2018 | shares	1,301,951,084	1,301,951,084			178,475,480	178,475,480
Net income									188,932					3,622		192,554
Foreign currency translation											10,178					10,178
Exercise of share options	¥ 4															4
Exercise of share options (in Shares) | shares	640,000	640,000
Repurchase of ordinary shares from open market (Note 20)			(437,176)		¥ (342)				(46,497)							¥ (484,015)
Repurchase of ordinary shares from open market (Note 20) (in Shares) | shares					50,223,820	50,223,820										50,223,820	50,223,820
Cancellation of treasury shares	¥ (352)				¥ 352
Cancellation of treasury shares (in Shares) | shares	(50,223,820)	(50,223,820)			(50,223,820)	(50,223,820)
Share-based compensation			393													393
Provision for statutory reserves							38,814		(38,814)
Distribution of dividend									(435,072)					(3,790)		(438,862)
Disposal of subsidiaries							(10,956)		10,956					(193)		(193)
Unrealized net gains on available-for-sale investments											17,231					17,231
Share of other comprehensive gain of affiliates											452					452
Share of other comprehensive gain of affiliates (in Shares) | shares
Balance at Dec. 31, 2019	¥ 9,235		393		¥ (1,146)		508,739		1,479,494		(65,429)			113,182		2,044,468
Balance as of December 31, 20 (in Shares) at Dec. 31, 2019 | shares	1,252,367,264	1,252,367,264			178,475,480	178,475,480
Cumulative-effect adjustment to beginning balance from adoption of ASU 2016-13									(7,523)							(7,523)
Net income									268,254					7,923		276,177	$ 42,326
Foreign currency translation											9,639					¥ 9,639
Exercise of share options (in Shares) | shares
Cancellation of treasury shares	¥ (1,146)				¥ 1,146
Cancellation of treasury shares (in Shares) | shares	(178,475,480)	(178,475,480)			(178,475,480)	(178,475,480)										178,475,480	178,475,480
Share-based compensation			(393)													¥ (393)
Provision for statutory reserves							45,172		(45,172)
Distribution of dividend									(388,499)							(388,499)
Unrealized net gains on available-for-sale investments											23,811					23,811
Share of other comprehensive gain of affiliates											(3,016)					(3,016)
Share of other comprehensive gain of affiliates (in Shares) | shares
Balance at Dec. 31, 2020	¥ 8,089						¥ 553,911		¥ 1,306,554		¥ (34,995)			¥ 121,105		¥ 1,954,664	$ 299,566
Balance as of December 31, 20 (in Shares) at Dec. 31, 2020 | shares	1,073,891,784	1,073,891,784
Balance (in Dollars) at Dec. 31, 2020 | $		$ 1,240						$ 84,891		$ 200,238		$ (5,363)			$ 18,560		$ 299,566
Balance (in Shares) at Dec. 31, 2020 | shares	1,073,891,784	1,073,891,784